FINANCE RECEIVABLES - Finance Receivable Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables, gross	$ 242.8	$ 353.3
Superior
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables, gross	9.6	21.5
Above Average
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables, gross	64.7	159.4
Average
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables, gross	111.3	117.9
Below Average
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables, gross	53.0	44.2
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables, gross	$ 4.2	$ 10.3